Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025 HKD ($)
Concentration Risk [Line Items]
Credit risk description	The RMB depreciated by 2.7% against the U.S. dollar from December 31, 2024 to December 31, 2025.
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	26.00%	31.10%		27.30%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	25.20%	14.80%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	16.60%	14.70%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	24.90%	17.80%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.50%	15.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk		11.20%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	46.60%	22.10%	23.40%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	17.40%	25.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	20.30%	21.10%	10.20%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	15.30%	16.30%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.10%	15.90%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.60%	14.30%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk		13.70%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	11.90%	13.10%
Customer 5 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk		12.20%
Customer 5 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.90%
Credit Risk [Member]
Concentration Risk [Line Items]
Deposited financial institutions	$ 54,992	$ 86,508
Deposited insurance amount	64,240				$ 500,000
Credit Risk [Member] | China, Yuan Renminbi
Concentration Risk [Line Items]
Deposited insurance amount		500,000
Credit Risk [Member] | CHINA
Concentration Risk [Line Items]
Deposited insurance amount	71,499
Credit Risk [Member] | HONG KONG
Concentration Risk [Line Items]
Deposited financial institutions	$ 6,680	$ 22,279